Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 10 – SEGMENT REPORTING

Segment information is prepared on the same basis that the chief executive officer, who is the Company’s chief operating decision maker, manages the business, makes business decisions and assesses performance. The Company has one reportable segment specializing in the developments and sale of autonomous parachute safety systems technologies for commercial and military platforms as well as for urban air mobility aircraft, as described in Note 1.

The chief executive officer assesses performance for this segment and decides how to allocate resources based on operating expenses excluding non-cash items and net loss. The measure of segment assets is reported on the balance sheet as cash and cash equivalents. The chief executive officer performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor budget versus actual results.

The table below summarizes the significant expense categories regularly reviewed by the chief operating decision maker for the periods ended June 30, 2026 and June 30, 2025:

	June 30	June 30
	2026	2025
Sales	1,057,210	357,979
Cost of Sales (*)
Payroll and payroll related	195,629	100,632
Others	615,564	244,673

Research and Development expenses (*)
Payroll and payroll related	606,382	697,656
Material, subcontractors, consultants and other	344,504	419,550

Selling and Marketing expenses (*)
Payroll and payroll related	553,843	325,710
Professional services, tradeshows and others	499,933	407,139

General and Administrative expenses (*)
Payroll and payroll related	343,397	229,530
Professional services and Facility related and other	1,200,526	978,109

Other segment items: (*)	1,033,267	(749,065)

Net loss	4,335,835	2,295,955

(*)	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, finance income and expenses that are included in other segment items